Loans Receivable, Net (Impaired Financing Receivables) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 0	$ 0	$ 0
Impaired financing receivable, recorded investment	2,323,307	2,219,330	3,229,883
Impaired financing receivable, unpaid principal balance	3,372,027	3,268,049	4,305,403
Impaired financing receivable, average recorded investment	2,572,276	3,900,000	6,394,612
Impaired financing receivable, interest income, accrual method	22,199	82,925	54,372
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	1,128,452	1,284,303	1,086,433
Impaired financing receivable, with no related allowance, unpaid principal balance	1,128,452	1,284,303	1,086,433
Impaired financing receivable, with no related allowance, average recorded investment	1,275,540	1,877,590	1,322,609
Impaired financing receivable, with no related allowance, interest income, accrual method	4,139	24,597	0
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	97,302	161,869	184,402
Impaired financing receivable, with no related allowance, unpaid principal balance	105,602	170,169	192,702
Impaired financing receivable, with no related allowance, average recorded investment	142,602	210,722	1,106,795
Impaired financing receivable, with no related allowance, interest income, accrual method	0	1,591	0
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	31,446	53,047	64,406
Impaired financing receivable, with no related allowance, unpaid principal balance	926,446	948,046	959,406
Impaired financing receivable, with no related allowance, average recorded investment	46,093	58,597	71,422
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	0
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	1,066,107	720,111	1,894,642
Impaired financing receivable, with no related allowance, unpaid principal balance	1,211,527	865,531	2,066,862
Impaired financing receivable, with no related allowance, average recorded investment	1,108,041	1,717,842	3,893,786
Impaired financing receivable, with no related allowance, interest income, accrual method	$ 18,060	$ 56,737	$ 54,372